Loan Receivable (Details) - USD ($) $ in Thousands	Jun. 06, 2023	Sep. 30, 2024	Dec. 31, 2023	May 16, 2023	Apr. 01, 2022	Feb. 18, 2022
Loan Receivable [Line Items]
Principal amount	$ 2,000
Interest rate, percentage					15.00%	6.00%
Loans receivable, net of provision for credit losses			$ 279
Outstanding receivable		$ 306	279
Millionways [Member]
Loan Receivable [Line Items]
Acquire, percentage of AI firm				100.00%
Principal amount	500
Loans receivable, net of provision for credit losses			558
Outstanding receivable		$ 613	$ 558
Unsecured Promissory Notes [Member]
Loan Receivable [Line Items]
Aggregate principal amount	2,000
MW Agreement [Member]
Loan Receivable [Line Items]
Aggregate principal amount	$ 500
MW Note [Member]
Loan Receivable [Line Items]
Bears simple interest	10.00%
Annual interest rate	15.00%
Minimum [Member]
Loan Receivable [Line Items]
Interest rate, percentage	10.00%
Maximum [Member]
Loan Receivable [Line Items]
Interest rate, percentage	15.00%